Investments Accounted for Using the Equity Method - Equity in Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Investments accounted for using equity method [abstract]
Investments accounted for using the equity method, Affiliates	¥ 382,706	¥ 359,784
Investments accounted for using the equity method, Joint ventures	330,333	319,733
Investments accounted for using the equity method, Total	713,039	679,517	¥ 597,262
Honda's equity of undistributed earnings, Affiliates	294,532	261,296
Honda's equity of undistributed earnings, Joint ventures	249,284	230,387
Honda's equity of undistributed earnings, Total	¥ 543,816	¥ 491,683